Loss per share (Details) - CAD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Earnings per share [abstract]
Net loss for the year	$ (51,404)	$ (3,811)
Non-controlling interest portion of net income (loss)	(657)	526
Net loss attributable to the owners of the Company	$ (50,747)	$ (4,337)
Weighted average number of common shares - basic (in shares)	82,178,620	79,556,928
Basic loss per share (in dollars per share)	$ (0.62)	$ (0.05)
Diluted loss per share (in dollars per share)	$ (0.62)	$ (0.05)